Expense Example, No Redemption	Oct. 31, 2025 USD ($)
DFA MN Municipal Bond Portfolio | DFA MN Municipal Bond Portfolio | Institutional Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 31
Expense Example, No Redemption, 3 Years	118
Expense Example, No Redemption, 5 Years	214
Expense Example, No Redemption, 10 Years	495
DFA Oregon Municipal Bond Portfolio | DFA Oregon Municipal Bond Portfolio | Institutional Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	26
Expense Example, No Redemption, 3 Years	89
Expense Example, No Redemption, 5 Years	159
Expense Example, No Redemption, 10 Years	364
Institutional Class Shares Prospectus | U.S. Large Company Portfolio | U.S. LARGE COMPANY PORTFOLIO
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	6
Expense Example, No Redemption, 3 Years	22
Expense Example, No Redemption, 5 Years	39
Expense Example, No Redemption, 10 Years	89
ETF Class Shares Prospectus | U.S. Large Company Portfolio | ETF Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	6
Expense Example, No Redemption, 3 Years	26
Expense Example, No Redemption, 5 Years	48
Expense Example, No Redemption, 10 Years	$ 112